Statements Of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Investments in U.S. Treasury notes - amortized cost	27,555,881	71,463,383
Cash denominated in foreign currencies, cost	2,849,059	8,299,507
INVESTMENTS IN U.S. TREASURY NOTES - amortized cost	190,875,374	205,231,935
Cash denominated in foreign currencies , cost	195,152	0
Managing Owner Interest [Member]
Units outstanding	5,128.014	7,168.282
Series 1 Unitholders [Member]
Units outstanding	199,292.051	269,666.902
Series 2 Unitholders [Member]
Units outstanding	39.121	139.796
Series 3 Unitholders [Member]
Units outstanding	13,848.201	19,432.989
Series 4 Unitholders [Member]
Units outstanding	2,216.197	1,906.624